General information - Reclassification of Previously Reported Amounts (Details) - USD ($) $ in Millions		6 Months Ended		12 Months Ended
		Dec. 31, 2018	Jul. 01, 2018	Dec. 31, 2020	Dec. 31, 2019
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Management contract revenue	[1]	$ 56	$ 38	$ 289	$ 338
Management contract expense	[1]	(44)	(45)	(390)	(302)
Selling, general and administrative expenses		(43)	(47)	(80)	(95)
Reimbursable revenues/ expenses
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Reimbursable and other revenues		16	21	37	41
Expenses		(15)	(18)	(34)	(39)
Other revenues
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Reimbursable and other revenues	[1]	0	34	30	12
Vessel and rig operating expenses
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Expenses		(341)	(417)	$ (606)	(726)
As previously reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Management contract revenue		0	0		0
Management contract expense		0	0		0
Selling, general and administrative expenses		(62)	(100)		(130)
As previously reported | Reimbursable revenues/ expenses
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Reimbursable and other revenues		26	21		264
Expenses		(24)	(20)		(262)
As previously reported | Other revenues
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Reimbursable and other revenues		46	72		127
As previously reported | Vessel and rig operating expenses
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Expenses		(357)	(407)		(770)
Adjustment
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Management contract revenue		56	38		338
Management contract expense		(44)	(45)		(302)
Selling, general and administrative expenses		19	53		35
Adjustment | Reimbursable revenues/ expenses
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Reimbursable and other revenues		(10)	0		(223)
Expenses		9	2		223
Adjustment | Other revenues
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Reimbursable and other revenues		(46)	(38)		(115)
Adjustment | Vessel and rig operating expenses
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Expenses		$ 16	$ (10)		$ 44

[1]	Includes transactions with related parties. Refer to Note 32 - "Related party transactions" for further details.